Equity - Schedule of Movements in Shares as Result of Merger (Detail)		12 Months Ended
	Dec. 29, 2016 shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares	Dec. 18, 2015 shares
Disclosure Of Shareholders Equity [Line Items]
Number of shares outstanding		57,452,641,516
Total new shares issued	9,232,202,625	9,232,202,625
Withdrawal right exercised by the minority shareholders		(119,185,929)
Remaining shares for exchange of shares		(4,278)
Total repurchase of shares		(129,829,692)
Number of shares issued		57,452,641,516	58,324,975,387	49,092,772,762
Number of treasury shares		(872,333,871)
Prior to Merger [Member]
Disclosure Of Shareholders Equity [Line Items]
Number of shares outstanding		49,092,772,762
Total new shares issued		3,292,730,392
Withdrawal right exercised by the minority shareholders		(119,185,929)
Total repurchase of shares		(122,957,873)
Endesa Americas [Member]
Disclosure Of Shareholders Equity [Line Items]
Total new shares issued		9,190,344,201
Withdrawal right exercised by the minority shareholders		(10,379,345)
Purchased shares		(742,504,179)
Total tender offer		(742,504,179)	(742,504,179)
Share exchange ratio		28.0
Endesa Americas [Member] | Prior to Merger [Member]
Disclosure Of Shareholders Equity [Line Items]
Total new shares issued		3,282,265,786
Withdrawal right exercised by the minority shareholders		(3,706,909)
Purchased shares		(265,180,064)
Total tender offer		(265,180,064)
Chilectra S A
Disclosure Of Shareholders Equity [Line Items]
Total new shares issued		41,858,424
Withdrawal right exercised by the minority shareholders		(260,140)
Share exchange ratio		4
Chilectra S A | Prior to Merger [Member]
Disclosure Of Shareholders Equity [Line Items]
Total new shares issued		10,464,606
Withdrawal right exercised by the minority shareholders		(65,035)